UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Madison Street Partners, LLC
           -----------------------------------------------------
Address:   5613 DTC Parkway Suite 310
           Greenwood Village, CO 80111
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Matthew J. Arnett
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  303-815-1662
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew J. Arnett              Greenwood Village, CO              2/13/2009
---------------------              ---------------------              ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           60
                                         -----------
Form 13F Information Table Value Total:      $36,170
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ALLEGHANY CORP (DELAWARE) CMN  COM              017175100      752    2668 SH       SOLE             SOLE      0    0
BERKSHIRE HATHAWAY INC. CLASS  COM              084670207     1079     336 SH       SOLE             SOLE      0    0
B
BEST BUY INC JAN 40 PUT        COM              8651610 1       22      16     PUT  SOLE             SOLE      0    0
BROADRIDGE FINANCIAL SOLUTIONS COM              11133T103      616   49191 SH       SOLE             SOLE      0    0
IN CMN
CBS CORPORATION CMN CLASS B    COM              124857202      494   60359 SH       SOLE             SOLE      0    0
CHIPOTLE MEXICAN GRILL, INC.   COM              169656204      732   12785 SH       SOLE             SOLE      0    0
CMN CLASS B
CLEARWATER PAPER CORPORATION   COM              18538R103      960  114500 SH       SOLE             SOLE      0    0
CMN
COMCAST CORPORATION CMN CLASS  COM              20030N200      869   53817 SH       SOLE             SOLE      0    0
A NON VOTING
CURRENCYSHARES AUSTRALIAN      COM              23129U101      285    4000 SH       SOLE             SOLE      0    0
DOLLAR TRUST - ETF
DR PEPPER SNAPPLE GROUP, INC.  COM              26138E109      316   19500 SH       SOLE             SOLE      0    0
CMN
ENERGEN CORP CMN               COM              29265N108      493   16837 SH       SOLE             SOLE      0    0
FAIRFAX FINANCIAL HLDGS LTD    COM              303901102     3482   11112 SH       SOLE             SOLE      0    0
CMN
FORESTAR REAL ESTATE GROUP     COM              346233109     1173  123265 SH       SOLE             SOLE      0    0
INC*. CMN
FREEPORT-MCMORAN COPPER & GOLD COM              35671D857      195    8000 SH       SOLE             SOLE      0    0
CMN
HARDINGE INC. COMMON STOCK     COM              412324303      207   51400 SH       SOLE             SOLE      0    0
HARRY WINSTON DIAMOND CORP CMN COM              41587B100      628  136900 SH       SOLE             SOLE      0    0
HD PARTNERS ACQUISITION        *W EXP           40415K118        1  101350 SH       SOLE             SOLE      0    0
CORPORATION EXP06/01/2010      06/01/2010
HUDSON CITY BANCORP INC CMN    COM              443683107     5031  315258 SH       SOLE             SOLE      0    0
ISHARES MSCI EMERGING MKT      COM              464287234      124    5000 SH       SOLE             SOLE      0    0
INDEX FUND ETF
ISHARES SILVER TRUST ETF       COM              46428Q109      336   30000 SH       SOLE             SOLE      0    0
JPMORGAN CHASE CAPITAL XIX PFD COM              48123A207      440   20038 SH       SOLE             SOLE      0    0
6.6250 09/29/2036 SER S
KEYSTONE CONS INDS INC CMN     COM              493422307       49    8324 SH       SOLE             SOLE      0    0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100        0     250     CALL SOLE             SOLE      0    0
LORILLARD, INC. CMN            COM              544147101     2968   52677 SH       SOLE             SOLE      0    0
MANITOWOC CO INC CMN           COM              563571108      361   41700 SH       SOLE             SOLE      0    0
MARKET VECTORS ETF TRUST GOLD  COM              57060U100      135    4000 SH       SOLE             SOLE      0    0
MINERS INDEX FD ETF FUND
MARKET VECTORS ETF TRUST GOLD  COM              57060U100        9       9     CALL SOLE             SOLE      0    0
MINERS INDEX FD ETF FUND JAN
30
MARKET VECTORS ETF TRUST GOLD  COM              57060U100        6       5     CALL SOLE             SOLE      0    0
MINERS INDEX FD ETF FUND JAN
25
MASS FINANCIAL CORP CMN        COM              P64605101       20    4915 SH       SOLE             SOLE      0    0
MICROSOFT CORPORATION CMN      COM              594918104     1069   55000 SH       SOLE             SOLE      0    0
OIL SERVICE HOLDRS TRUST CMN   COM              678002106       73    1000 SH       SOLE             SOLE      0    0
PENN WEST ENERGY TRUST CMN     COM              707885109      487   43874 SH       SOLE             SOLE      0    0
PHH CORPORATION CMN            COM              693320202      817   64208 SH       SOLE             SOLE      0    0
PINNACLE AIRLINES CORP CMN     COM              723443107       35   20651 SH       SOLE             SOLE      0    0
POTLATCH CORPORATION CMN       COM              737630103     1292   49700 SH       SOLE             SOLE      0    0
POWERSHARES DB AGRICULTURE     COM              73936B408      183    7000 SH       SOLE             SOLE      0    0
FUND - ETF
POWERSHARES WATER RES PORTF    COM              73935X575      143   10000 SH       SOLE             SOLE      0    0
EXCHANGE TRADED FUND
PROSHARES TRUST PROSHARES      COM              74347R297      207    5500 SH       SOLE             SOLE      0    0
ULTRASHORT LEHMAN 20+ YEAR
TREASURY EXCHANGE-TRADED FUND
SAMSON OIL & GAS LTD SPONSORED SPON ADR         796043107       77  209658 SH       SOLE             SOLE      0    0
ADR CMN
SOAPSTONE NETWORKS INC CMN     COM              833570104      198   77106 SH       SOLE             SOLE      0    0
SOTHEBY'S CMN CLASS A          COM              835898107      560   63000 SH       SOLE             SOLE      0    0
SP ACQUISITION HOLDINGS IN     *W EXP           78470A112       30  188790 SH       SOLE             SOLE      0    0
                               10/10/2010
SP ACQUISITION HOLDINGS INC. 1 UNIT 99/99/999   78470A203      593   65054 SH       SOLE             SOLE      0    0
UNT=1SHR+1WTS
SP ACQUISITION HOLDINGS INC.   COM              78470A104       54    5970 SH       SOLE             SOLE      0    0
CMN
SPDR GOLD TRUST JAN 83 EXP     COM              78463V107       14       9     CALL SOLE             SOLE      0    0
01/16/2010
SPDR GOLD TRUST JAN 89 EXP     COM              78463V107       32      23     CALL SOLE             SOLE      0    0
01/16/2010
SPDR GOLD TRUST JAN 125 EXP    COM              78463V107       10      15     CALL SOLE             SOLE      0    0
01/16/2010
SPDR GOLD TRUST ETF            COM              78463V107     1730   20000 SH       SOLE             SOLE      0    0
SPDR SERIES TRUST SPDR LEHMAN  COM              78464A417       32    1000 SH       SOLE             SOLE      0    0
HIGH YIELD BOND ET*F EXCHANGE
TRADED FUND
STANDARD PACIFIC CORP NEW CMN  COM              85375C101      647  363700 SH       SOLE             SOLE      0    0
TANZANIAN ROYALTY EXPL CORP    COM              87600U104       17    4000 SH       SOLE             SOLE      0    0
CMN
TRANSOCEAN LTD. CMN            COM              H8817H100      604   12800 SH       SOLE             SOLE      0    0
TRIDENT MICROSYSTEMS, INC. CMN COM              895919108      206  109238 SH       SOLE             SOLE      0    0
UNITED STATES OIL FUND LP ETF  COM              91232N108      331   10000 SH       SOLE             SOLE      0    0
WACHOVIA CORPORATION CONV PFD  COM              929903219     1984    2646 SH       SOLE             SOLE      0    0
7.5 CLASS A SER L NON
CUMULATIVE PERP CONV PFD
WELLS FARGO & CO (NEW) CMN     COM              949746101      442   15000 SH       SOLE             SOLE      0    0
WESCO FINANCIAL CORP. CMN      COM              950817106      860    2990 SH       SOLE             SOLE      0    0
WESTERN UNION COMPANY (THE)    COM              959802109      662   46200 SH       SOLE             SOLE      0    0
CMN
WESTFIELD FINANCIAL, INC. CMN  COM              96008P104      363   35232 SH       SOLE             SOLE      0    0
WHITE MTNS INS GROUP LTD CMN   COM              G9618E107      606    2271 SH       SOLE             SOLE      0    0
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